Dec. 31, 2017
First Investors Life Series Funds | First Investors Life Series Limited Duration Bond Fund
First Investors Life Series Limited Duration Bond Fund
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2018 AS SUPPLEMENTED

1. In “The Funds Summary Section” for the First Investors Life Series Limited Duration Bond Fund, the last row of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” is deleted and replaced with the following:

Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)*	0.84%	0.85%
BofA Merrill Lynch 1-5 Year U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)	1.33%	1.27%
*The Fund changed its primary broad-based securities index to Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

2. In “The Funds Summary Section” for the First Investors Life Series Limited Duration Bond Fund, the following risks are added to the “Principal Risks”:

Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

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Please retain this Supplement for future reference

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